Capital Stock (Tables)	6 Months Ended
Mar. 31, 2025
Capital Stock [Abstract]
Schedule of Outstanding Warrant

A continuity schedule of outstanding warrants at September 30, 2024 and March 31, 2025, and the changes during the periods, is as follows:

	Number of Warrants	Weighted Average Exercise Price
		US$
Balance, September 30, 2023	1,562,686	7.50
Granted	400,000	2.00
Exercised	-	-
Forfeited	-	-
Balance, September 30, 2024 and March 31, 2025	1,962,686	4.75

Schedule of warrants outstanding and exercisable

A summary of warrants outstanding and exercisable at September 30, 2024:

	Exercisable	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (Years)
		US$
Grant date
March 29, 2021	1,562,686	7.50	1.49
January 8, 2024	400,000	2.00	4.27

A summary of warrants outstanding and exercisable at March 31, 2025:

	Exercisable	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (Years)
		US$
Grant date
March 29, 2021	1,562,686	7.50	0.99
January 8, 2024	400,000	2.00	3.77

Schedule of Outstanding Stock Options

A continuity schedule of outstanding stock options at September 30, 2024 and March 31, 2025, and the changes during the periods, is as follows:

	Number of Stock Options	Weighted Average Exercise Price
		US$
Balance, September 30, 2023	455,000	3.73
Granted	1,030,000	1.16
Exercised	-	-
Forfeited	-	-
Balance, September 30, 2024 and March 31, 2025	1,485,000	1.95

Schedule of Outstanding Unvested Stock Options

A continuity schedule of outstanding unvested stock options at September 30, 2024 and March 31, 2025, and the changes during the periods, is as follows:

	Number of Unvested Stock Options	Weighted Average Grant Date Fair Value
		US$
Balance, September 30, 2023	22,500	2.11
Granted	1,030,000	1.10
Vested	(775,000)	1.19
Forfeited	-	-
Balance, September 30, 2024	277,500	1.10
Vested	(253,750)	1.16
Forfeited	-	-
Balance, March 31, 2025	23,750	1.10

Schedule of Stock Options Outstanding and Exercisable

A summary of stock options outstanding and exercisable at September 30, 2024:

	Exercisable	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (Years)
		US$
Grant date
November 1, 2021	365,000	4.10	7.08
December 30, 2022	90,000	2.21	8.25
October 19, 2023	752,500	1.16	9.08
	Exercisable	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (Years)
		US$
Grant date
November 1, 2021	365,000	4.10	6.58
December 30, 2022	90,000	2.21	7.75
October 19, 2023	1,006,250	1.16	8.58